Stockholders’ (Deficit) Equity and Stock-Based Compensation - Common sock activity (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	400,000,000	400,000,000	152,901,000
Common stock, shares issued (in shares)	162,244,822	162,105,399	24,696,437
Common stock, shares outstanding (in shares)	162,244,822	162,105,399	24,696,437
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	350,000,000	350,000,000	48,540,000
Common stock, shares issued (in shares)	161,849,487	152,218,214	13,185,808
Common stock, shares outstanding (in shares)	161,849,487	152,218,214	13,185,808
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	50,000,000	50,000,000	104,361,000
Common stock, shares issued (in shares)	395,335	9,887,185	11,510,629
Common stock, shares outstanding (in shares)	395,335	9,887,185	11,510,629